Shareholder Report, Average Annual Return (Details)		12 Months Ended	20 Months Ended		55 Months Ended		60 Months Ended			93 Months Ended		103 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025		Oct. 31, 2025 [23]	Oct. 31, 2025
American Funds College 2042 Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	16.38%	15.13%	[2]
American Funds College 2042 Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	18.72%	16.81%	[3]
American Funds College 2042 Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-E
Average Annual Return, Percent	[1]	20.38%	17.47%	[4]
American Funds College 2042 Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	17.89%	16.16%	[5]
American Funds College 2042 Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-F-1
Average Annual Return, Percent	[1]	20.92%	17.93%	[6]
American Funds® College 2042 Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-F-2
Average Annual Return, Percent	[1]	20.96%	18.01%	[7]
American Funds® College 2042 Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-F-3
Average Annual Return, Percent	[1]	21.13%	18.12%	[8]
American Funds® College 2039 Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	14.63%			7.54%	[9]
American Funds® College 2039 Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	16.87%			7.63%	[10]
American Funds® College 2039 Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-E
Average Annual Return, Percent	[1]	18.54%			8.19%	[11]
American Funds® College 2039 Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	16.08%			8.05%	[12]
American Funds® College 2039 Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-F-1
Average Annual Return, Percent	[1]	19.01%			8.63%	[13]
American Funds® College 2039 Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-F-2
Average Annual Return, Percent	[1]	19.05%			8.70%	[14]
American Funds® College 2039 Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-F-3
Average Annual Return, Percent	[1]	19.16%			8.77%	[15]
American Funds® College 2036 Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	11.78%							9.52%	8.19%	[16]
American Funds® College 2036 Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	13.98%							9.49%	7.91%	[17]
American Funds® College 2036 Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-E
Average Annual Return, Percent	[1]	15.61%							10.06%	8.47%	[18]
American Funds® College 2036 Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	13.21%							10.02%	8.59%	[19]
American Funds® College 2036 Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-F-1
Average Annual Return, Percent	[1]	16.10%							10.54%	8.96%	[20]
American Funds® College 2036 Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-F-2
Average Annual Return, Percent	[1]	16.23%					10.60%	[21]	10.61%
American Funds® College 2036 Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-F-3
Average Annual Return, Percent	[1]	16.21%					10.67%	[22]	10.68%
American Funds College 2033 Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	8.61%							7.35%				7.54%
American Funds College 2033 Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	10.77%							7.30%				7.51%
American Funds College 2033 Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-E
Average Annual Return, Percent	[1]	12.26%							7.87%				7.67%
American Funds College 2033 Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	9.95%							7.82%			7.93%
American Funds College 2033 Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-F-1
Average Annual Return, Percent	[1]	12.78%							8.32%				8.15%
American Funds College 2033 Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-F-2
Average Annual Return, Percent	[1]	12.87%					8.40%	[21]	8.41%
American Funds College 2033 Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-F-3
Average Annual Return, Percent	[1]	12.97%					8.48%	[22]	8.49%
American Funds College 2030 Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	6.08%							5.56%				6.10%
American Funds College 2030 Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	8.00%							5.52%				6.06%
American Funds College 2030 Fund® - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-E
Average Annual Return, Percent	[1]	9.61%							6.08%				6.23%
American Funds College 2030 Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	7.45%							6.07%			6.41%
American Funds College 2030 Fund® - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-F-1
Average Annual Return, Percent	[1]	10.13%							6.54%				6.70%
American Funds College 2030 Fund® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-F-2
Average Annual Return, Percent	[1]	10.21%					6.61%	[21]	6.61%
American Funds College 2030 Fund® - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-F-3
Average Annual Return, Percent	[1]	10.26%					6.68%	[22]	6.69%
American Funds College 2027 Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	4.03%							3.48%				4.60%
American Funds College 2027 Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	5.97%							3.44%				4.57%
American Funds College 2027 Fund® - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-E
Average Annual Return, Percent	[1]	7.60%							3.99%				4.73%
American Funds College 2027 Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	5.32%							3.94%			4.77%
American Funds College 2027 Fund® - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-F-1
Average Annual Return, Percent	[1]	8.06%							4.44%				5.19%
American Funds College 2027 Fund® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-F-2
Average Annual Return, Percent	[1]	8.13%					4.50%	[21]	4.50%
American Funds College 2027 Fund® - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-F-3
Average Annual Return, Percent	[1]	8.19%					4.57%	[22]	4.58%
American Funds College Enrollment Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-A (with sales charge
Average Annual Return, Percent	[1]	4.17%							1.18%				1.75%
American Funds College Enrollment Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	5.00%							0.92%				1.63%
American Funds College Enrollment Fund® - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-E
Average Annual Return, Percent	[1]	6.57%							1.48%				1.79%
American Funds College Enrollment Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	4.28%							1.42%			2.11%
American Funds College Enrollment Fund® - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-F-1
Average Annual Return, Percent	[1]	7.04%							1.90%				2.23%
American Funds College Enrollment Fund® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-F-2
Average Annual Return, Percent	[1]	7.07%					1.98%	[21]	1.98%
American Funds College Enrollment Fund® - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-F-3
Average Annual Return, Percent	[1]	7.12%					2.03%	[22]	2.03%
Without Sales Load [Member] | American Funds College 2042 Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	20.58%	17.65%	[2]
Without Sales Load [Member] | American Funds College 2042 Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	19.72%	16.81%	[3]
Without Sales Load [Member] | American Funds College 2042 Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2042 Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	20.93%	18.00%	[5]
Without Sales Load [Member] | American Funds® College 2039 Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	18.77%			8.37%	[9]
Without Sales Load [Member] | American Funds® College 2039 Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	17.87%			7.63%	[10]
Without Sales Load [Member] | American Funds® College 2039 Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2039 Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	19.05%			8.66%	[12]
Without Sales Load [Member] | American Funds® College 2036 Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	15.85%							10.31%	8.69%	[16]
Without Sales Load [Member] | American Funds® College 2036 Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	14.98%							9.49%	7.91%	[17]
Without Sales Load [Member] | American Funds® College 2036 Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2036 Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	16.10%							10.58%	8.96%	[19]
Without Sales Load [Member] | American Funds College 2033 Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	12.58%							8.11%				7.93%
Without Sales Load [Member] | American Funds College 2033 Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	11.77%							7.30%				7.51%
Without Sales Load [Member] | American Funds College 2033 Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2033 Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	12.75%							8.37%			8.25%
Without Sales Load [Member] | American Funds College 2030 Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	9.91%							6.32%				6.48%
Without Sales Load [Member] | American Funds College 2030 Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	9.00%							5.52%				6.06%
Without Sales Load [Member] | American Funds College 2030 Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2030 Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	10.21%							6.61%			6.73%
Without Sales Load [Member] | American Funds College 2027 Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	7.83%							4.23%				4.97%
Without Sales Load [Member] | American Funds College 2027 Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	6.97%							3.44%				4.57%
Without Sales Load [Member] | American Funds College 2027 Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College 2027 Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	8.05%							4.48%			5.08%
Without Sales Load [Member] | American Funds College Enrollment Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	6.79%							1.70%				2.01%
Without Sales Load [Member] | American Funds College Enrollment Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	6.00%							0.92%				1.63%
Without Sales Load [Member] | American Funds College Enrollment Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds College Enrollment Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	7.00%							1.94%			2.41%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[24]	21.45%	21.04%	[2],[3],[4],[5],[6],[7],[8]	14.19%	[9],[10],[11],[12],[13],[14],[15]	17.63%	[21],[22]	17.64%	15.11%	[16],[17],[18],[19],[20]	15.16%	14.64%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[25]	6.16%					(0.24%)	[21],[22]	(0.24%)			1.86%	1.90%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[24]	6.16%	6.04%	[2],[3],[4],[5],[6],[7],[8]	0.23%	[9],[10],[11],[12],[13],[14],[15]	(0.24%)	[21],[22]	(0.24%)	1.99%	[16],[17],[18],[19],[20]	1.86%	1.90%
Bloomberg U.S. Aggregate 1-5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-5 Years Index
Average Annual Return, Percent	[25]	5.73%					1.43%	[21],[22]	1.43%			2.13%	2.00%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 529-A shares were first offered on March 15, 2024.
[3]	Class 529-C shares were first offered on March 15, 2024.
[4]	Class 529-E shares were first offered on March 15, 2024.
[5]	Class 529-T shares were first offered on March 15, 2024.
[6]	Class 529-F-1 shares were first offered on March 15, 2024.
[7]	Class 529-F-2 shares were first offered on March 15, 2024.
[8]	Class 529-F-3 shares were first offered on March 15, 2024.
[9]	Class 529-A shares were first offered on March 26, 2021.
[10]	Class 529-C shares were first offered on March 26, 2021.
[11]	Class 529-E shares were first offered on March 26, 2021.
[12]	Class 529-T shares were first offered on March 26, 2021.
[13]	Class 529-F-1 shares were first offered on March 26, 2021.
[14]	Class 529-F-2 shares were first offered on March 26, 2021.
[15]	Class 529-F-3 shares were first offered on March 26, 2021.
[16]	Class 529-A shares were first offered on February 9, 2018.
[17]	Class 529-C shares were first offered on February 9, 2018.
[18]	Class 529-E shares were first offered on February 9, 2018.
[19]	Class 529-T shares were first offered on February 9, 2018.
[20]	Class 529-F-1 shares were first offered on February 9, 2018.
[21]	Class 529-F-2 shares were first offered on October 30, 2020.
[22]	Class 529-F-3 shares were first offered on October 30, 2020.
[23]	Class 529-T shares were first offered on April 7, 2017.
[24]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
[25]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.